Report Of The Directors Financial Review Risk Report - Central scenario (Details) - Central scenario	12 Months Ended
Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	2.50%
Probability	75.00%
2023: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	1.60%
UK
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	1.10%
Unemployment rate, 5-year average	4.30%
House price growth, 5-year average	0.40%
Short term interest rate, 5-year average	3.10%
Probability	60.00%
UK | 2023: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	(0.80%)
Unemployment rate	4.40%
House price growth	0.20%
Inflation rate	6.90%
UK | 2024: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	1.30%
Unemployment rate	4.60%
House price growth	(3.80%)
Inflation rate	2.50%
UK | 2025: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	1.70%
Unemployment rate	4.30%
House price growth	0.70%
Inflation rate	2.10%
France
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate, 5-year average	1.20%
Unemployment rate, 5-year average	7.30%
House price growth, 5-year average	2.80%
Short term interest rate, 5-year average	2.40%
Probability	60.00%
France | 2023: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	0.20%
Unemployment rate	7.60%
House price growth	1.80%
Inflation rate	4.60%
France | 2024: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	1.60%
Unemployment rate	7.50%
House price growth	2.00%
Inflation rate	2.00%
France | 2025: Annual average growth rate
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
GDP growth rate	1.50%
Unemployment rate	7.30%
House price growth	3.10%
Inflation rate	1.80%